Document and Entity Information	Apr. 24, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 24, 2024
Entity File Number	1-13948
Entity Registrant Name	MATIV HOLDINGS, INC.
Entity Central Index Key	0001000623
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	62-1612879
Entity Address, Address Line One	100 Kimball Place
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Alpharetta
Entity Address, Country	GE
Entity Address, Postal Zip Code	30009
City Area Code	1-800
Local Phone Number	514-0186
Title of 12(b) Security	Common Stock, $0.10 par value
Trading Symbol	MATV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false